SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
7)	SUBSEQUENT EVENTS

In January, 2012, the Company issued 40,000 common shares at $0.01 per share to one individual, in exchange for $400.